PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses And Other Current Assets
	December 31,
	2014	2015

Government authorities	$18	$694
Hedging transaction assets	-	155
Prepaid expenses	1,793	2,154
Other current assets	267	290

	$2,078	$3,293